Accrued Expenses And Other Liabilities - Summary of Other Non-current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Uncertain tax position	¥ 161,668	$ 23,440	¥ 161,485
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating lease liabilities non-current portion	¥ 27,090	$ 3,928	¥ 30,677
Others	11,578	1,678	13,555
Total	¥ 200,336	$ 29,046	¥ 205,717